Fair Value Measurement - Summary of Financial Assets and Liabilities that Measured at Fair Value (Detail) - Fair Value Recurring Basis - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities:
Liabilities	$ 5,584	$ 7,348	$ 10,579
Assets:
Assets	133
Level 2
Liabilities:
Liabilities	378	335	131
Assets:
Assets	133
Level 3
Liabilities:
Liabilities	5,206	7,013	10,448
Contingent Consideration Business Acquisition Origin
Liabilities:
Liabilities	2,078	3,964
Contingent Consideration Business Acquisition Origin | Level 3
Liabilities:
Liabilities	2,078	3,964
Contingent Consideration Business Acquisition Immaterial
Liabilities:
Liabilities	9
Contingent Consideration Business Acquisition Immaterial | Level 3
Liabilities:
Liabilities	9
Deferred Cash Consideration Business Acquisition SCUF
Liabilities:
Liabilities	1,638	1,638
Deferred Cash Consideration Business Acquisition SCUF | Level 3
Liabilities:
Liabilities	1,638	1,638
Deferred Cash Consideration Business Acquisition Origin
Liabilities:
Liabilities	1,481	1,411
Deferred Cash Consideration Business Acquisition Origin | Level 3
Liabilities:
Liabilities	1,481	1,411
Deferred Cash Consideration in Connection With a Business Acquisition-Elgato
Liabilities:
Liabilities			10,448
Deferred Cash Consideration in Connection With a Business Acquisition-Elgato | Level 3
Liabilities:
Liabilities			10,448
Interest Rate Contract
Assets:
Assets	45
Interest Rate Contract | Level 2
Assets:
Assets	45
Foreign Exchange Forward Contract
Liabilities:
Liabilities	378	335	131
Assets:
Assets	88
Foreign Exchange Forward Contract | Level 2
Liabilities:
Liabilities	378	$ 335	$ 131
Assets:
Assets	$ 88